Business Acquisitions - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 02, 2013 Acquired technology [Member] Y	Mar. 03, 2012 Acquired technology [Member] Y	Mar. 02, 2013 Paratek Microwave [Member]	Mar. 08, 2012 Paratek Microwave [Member]	Mar. 03, 2012 Proprietary technology [Member]	Mar. 03, 2012 BlackBerry PlayBook tablet [Member]	Mar. 03, 2012 Mobile gaming developer tool kit [Member]	Mar. 03, 2012 BlackBerry Enterprise Solution [Member]	Mar. 03, 2012 Developer tools [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Percentage of equity acquired				88.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Percentage of equity interest owned by the company			12.00%
Non-controlling interest, carrying value			$ 20
Amount re-measured at fair value			$ 20
Weighted-average amortization period of the acquired technology	4.3	3.4